Pledged Assets - Assets Pledged as Collaterals (Detail) - TWD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Property, plant and equipment	$ 2,410	$ 2,439
Land held under development (included in inventories)	1,999	1,999
Restricted assets (included in other assets - others)	1,306	1,189
Assets pledged as collateral	$ 5,715	$ 5,627